Derivative financial instruments - Summary of Positions with derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 4,085,004	R$ 1,692,031
Derivative financial assets, notional amount	520,217,621	88,689,738
Derivative financial liabilities	3,229,236	991,399
Derivative financial liabilities, notional amount	492,067,822	86,580,121
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,133,768	244,262
Derivative financial assets, notional amount	3,955,473	3,454,728
Derivative financial liabilities	485,164	247,732
Derivative financial liabilities, notional amount	3,420,857	3,981,304
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	187,392	573,963
Derivative financial assets, notional amount	1,857,542	809,202
Derivative financial liabilities	2,480	17,170
Derivative financial liabilities, notional amount	164,209	19,142
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	21,809	6,599
Derivative financial assets, notional amount	15,920,584	5,679,425
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,742,035	867,207
Derivative financial assets, notional amount	498,484,022	78,746,383
Derivative financial liabilities	2,741,592	726,497
Derivative financial liabilities, notional amount	R$ 488,482,756	R$ 82,579,675